Consolidated Balance Sheet (USD $)	Sep. 30, 2012
CURRENT ASSETS
Cash and cash equivalents
Prepaid expenses	16,005
Inventories	260,857
TOTAL CURRENT ASSETS	276,862
NON-CURRENT ASSETS
Intangible assets	4,982,640	[1]
Advances for vessel acquisitions	15,615,000	[2]
Leasehold improvements	2,414,299	[2]
TOTAL NON-CURRENT ASSETS	23,011,939
Deferred finance costs	1,003,000	[3]
TOTAL ASSETS	24,291,801
CURRENT LIABILITIES
Trade accounts payable	6,026,456	[2]
Accrued liabilities	1,270,676
Due to related party	90,000	[4]
TOTAL CURRENT LIABILITIES	7,387,132
NON-CURRENT LIABILITIES
Other non-current liabilities	6,227,906	[1]
TOTAL LIABILITIES	13,615,038
COMMITMENTS AND CONTINGENCIES		[5]
SHAREHOLDERS' EQUITY
Share capital (Common stock, $0.0013 par value, 10,000 shares authorized, 10,000 shares issued and outstanding)	12,850	[6]
Additional paid-in capital	12,384,238	[6]
Deficit accumulated during development stage	(1,720,325)
TOTAL SHAREHOLDERS' EQUITY	10,676,763
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 24,291,801

[1]	Note 7
[2]	Note 4
[3]	Note 6
[4]	Note 3
[5]	Note 9
[6]	Note 8